Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock	Treasury Stock	Additional Paid-in Capital	Unearned Compensation	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance, beginning at Dec. 31, 2011	$ 32	$ (2,964)	$ 23,853	$ (1)	$ 2,980	$ 668	$ 24,568
Balance, beginning, shares at Dec. 31, 2011	3,191,799
Net income (loss)					(214)		(214)
Other comprehensive income (loss)						79	79
Stock options/MRP shares expensed			1	1			2
Balance, ending at Dec. 31, 2012	32	(2,964)	23,854		2,766	747	24,435
Balance, ending, shares at Dec. 31, 2012	3,191,799						3,191,799
Net income (loss)					55		55
Other comprehensive income (loss)						(907)	(907)
Common dividend declared					(58)		(58)
Balance, ending at Dec. 31, 2013	$ 32	$ (2,964)	$ 23,854		$ 2,763	$ (160)	$ 23,525
Balance, ending, shares at Dec. 31, 2013	3,191,799